INVENTORIES	12 Months Ended
Mar. 31, 2022
INVENTORIES
INVENTORIES

Note 8 – INVENTORIES

Inventory consisted of finished goods, which were iHealth COVID-19 Antigen Rapid Tests, valued at $ 7,795,822 and nil as of March 31, 2022 and 2021, respectively. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2022.